UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Real Asset Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Chemicals—10.0%
65,000	Agrium, Inc.	$5,720,000
135,900	Air Products & Chemicals, Inc.(a)	12,939,039
132,100	Celanese Corp., Series A	5,089,813
231,025	Dow Chemical Co. (The)	7,695,443
553,479	E.I. du Pont de Nemours & Co.	24,247,915
11,900	Mosaic Co. (The)	1,513,799
229,000	Olin Corp.	6,810,460
67,000	Potash Corp. of Saskatchewan	13,686,090
155,800	Praxair, Inc.	14,603,134
210,600	Rohm & Haas Co.	15,795,000

		108,100,693

	Coal—6.3%
165,300	Arch Coal, Inc.(a)	9,308,043
270,079	Consol Energy, Inc.(a)	20,091,177
325,500	Massey Energy Co.(a)	24,168,375
15,780	Patriot Coal Corp.(b)	1,990,647
187,400	Peabody Energy Corp.(a)	12,677,610

		68,235,852

	Forest Products & Paper—6.3%
561,000	Intl. Paper Co.(a)	15,550,920
610,000	MeadWestvaco Corp.	16,354,100
19,005	Mondi Ltd.	113,937
47,512	Mondi Plc	234,964
441,500	Temple-Inland, Inc.	7,174,375
471,200	Votorantim Celulose e Papel S.A. (ADR)	11,412,464
324,700	Weyerhauser Co.	17,358,462

		68,199,222

	Iron & Steel—0.5%
59,900	Allegheny Technologies, Inc.	2,832,671
72,366	Carpenter Technology Corp.	2,800,564

		5,633,235

	Machinery—2.5%
313,625	Caterpillar, Inc.	21,803,210
70,966	Deere & Co.	4,978,974

		26,782,184

	Metal—0.5%
2,582,600	Jiangxi Copper Co. Ltd.	4,686,423

	Mining—35.5%
278,750	African Rainbow Minerals Ltd.	9,351,989
150,000	Agnico-Eagle Mines Ltd.(a)	8,197,500
1,000,000	Alamos Gold, Inc.(b)	7,178,085
316,550	Alcoa, Inc.(a)	10,683,563
1,951,400	Alumina Ltd.	8,434,398
127,945	Anglo American Plc	7,314,217
45,700	Anglo Platinum Ltd.	5,963,816
107,100	Barrick Gold Corp.(a)	4,535,685
936,700	BHP Billiton Plc	31,000,427
275,400	Cia de Minas Buenaventura S.A. (ADR)	7,411,014
980,000	Cia Vale do Rio Doce (ADR)(a)	29,429,400
20,250	Eramet	14,017,262
200,000	First Quantum Minerals Ltd.	13,768,250
96,800	Freeport-McMoRan Copper & Gold, Inc.(a)	9,365,400
450,000	Fresnillo Plc(b)	3,523,290
202,750	Goldcorp, Inc.(a)	7,572,713
197,750	Harry Winston Diamond Corp.	4,200,461
2,046,786	Iluka Resources Ltd.	9,216,797
560,200	Impala Platinum Holdings Ltd.	18,592,695
546,669	Industrias Penoles SA de CV	14,430,809
251,400	Kazakhmys Plc	7,400,235
1,357,650	Lihir Gold Ltd.(b)	3,528,201
60,700	Lonmin Plc	2,896,953
1,856,150	Minara Resources Ltd.	3,350,312
1,504,804	Minsur S.A.	3,907,887
19,250	MMC Norilsk Nickel	4,027,321
27,000	MMC Norilsk Nickel (ADR)	585,511
63,900	Newmont Mining Corp.(a)	3,064,644
7,827,357	OZ Minerals Ltd.	14,554,564

Shares	Common Stocks	Value

	Mining— (cont’d)
362,036	Rio Tinto Plc	$37,885,713
102,900	Southern Copper Corp.	2,858,562
804,450	Straits Resources Ltd.	4,321,715
390,300	Teck Cominco Ltd., Class B	17,926,470
432,700	Vedanta Resources Plc	17,110,353
419,332	Xstrata Plc	30,077,010
6,639,750	Zijin Mining Group Co. Ltd.	5,214,821

		382,898,043

	Oil & Gas—24.9%
90,700	Apache Corp.	10,173,819
375,000	BG Group Plc	8,475,102
169,600	Bill Barrett Corp.(a)(b)	6,977,344
87,200	Canadian Natural Resources Ltd.	6,805,960
155,884	Chesapeake Energy Corp.	7,817,583
429,100	Compton Petroleum Corp.(b)	4,404,357
60,900	ConocoPhillips	4,970,658
242,800	Crescent Point Energy Trust	8,204,385
274,100	Denbury Resources, Inc.(b)	7,713,174
63,600	Devon Energy Corp.	6,035,004
110,000	EnCana Corp.(a)	7,940,900
58,900	ENSCO Intl., Inc.(a)	4,072,346
133,700	EOG Resources, Inc.	13,440,861
101,100	Forest Oil Corp.(b)	5,765,733
380,000	Galleon Energy, Inc.(b)	6,067,679
579,700	Gasco Energy, Inc.(b)(c)	1,513,017
253,900	Helmerich & Payne, Inc.(a)	15,013,107
550,000	Heritage Oil Ltd.(b)	3,052,527
124,900	Hess Corp.(a)	12,664,860
57,800	Murphy Oil Corp.	4,608,394
64,400	Nabors Industries Ltd.(b)	2,348,024
157,200	Newfield Exploration Co.(b)	7,699,656
173,900	Nexen, Inc.	5,470,320
87,500	Noble Corp.(c)	4,538,625
109,600	Occidental Petroleum Corp.	8,639,768
4,200	OGX Petroleo e Gas Participacoes S.A.(b)	2,049,534
15,600	PetroChina Co. Ltd. (ADR)	2,081,976
175,600	Petroleo Brasileiro S.A. (ADR)	9,817,796
65,200	Pioneer Natural Resources Co.	3,876,140
119,300	Plains Exploration & Production Co.(b)	6,677,221
101,300	Pride Intl., Inc.(b)	3,926,388
181,200	Quicksilver Resources, Inc.(b)(c)	4,740,192
185,500	Range Resources Corp.	9,007,880
22,500	Rex Energy Corp.(b)	447,750
117,700	Rowan Cos., Inc.	4,684,460
163,900	SeaDrill Ltd.	4,894,343
178,300	Southwestern Energy Co.(b)	6,474,073
174,336	StatoilHydro ASA	5,647,369
35,300	StatoilHydro ASA (ADR)	1,143,014
77,600	Suncor Energy, Inc.	4,229,200
136,400	TriStar Oil & Gas Ltd.(b)	2,457,718
130,200	TXCO Resources, Inc.(b)(c)	1,223,880
138,200	Unit Corp.(b)(c)	9,335,410
191,710	Warren Resources, Inc.(b)	2,239,173
23,100	Whiting Petroleum Corp.(b)	2,163,777
152,625	XTO Energy, Inc.	7,208,479

		268,738,976

	Oil & Gas Services—8.1%
107,200	Cameron Intl. Corp.(b)	5,119,872
85,200	Core Laboratories N.V.	11,042,772
97,902	Exterran Holdings, Inc.(b)	5,525,589
146,378	FMC Technologies, Inc.(b)	9,043,233
147,400	Helix Energy Solutions Group, Inc.(b)	4,706,482
52,500	Oceaneering Intl., Inc.(b)	3,183,600
398,500	Petrofac Ltd.	5,045,609
129,200	Schlumberger Ltd.(a)	13,126,720
67,300	Smith Intl., Inc.(a)	5,005,774
72,600	Transocean, Inc.(b)	9,875,778
153,840	Trican Well Service Ltd.	3,380,438

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(continued)	(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Oil & Gas Services— (cont’d)
332,400	Weatherford Intl. Ltd.(b)	$12,541,452

		87,597,319

	Pipelines—1.2%
105,200	Equitable Resources, Inc.	5,496,700
142,600	Questar Corp.(a)	7,540,688

		13,037,388

	Savings & Loan—0.0%
60,000	Guaranty Financial Group, Inc.(b)(c)	198,600

	Total Common Stocks—95.8%	1,034,107,935

	Rights

	Savings & Loan—0.0%
75,403	Guaranty Financial Group, Inc.(b)	8

	Total Long-Term Investments (Cost—$805,997,773)—95.8%	1,034,107,943

	Short-Term Securities

	Money Market Funds—3.8%
15,327,800	BlackRock Liquidity Series, LLC Money Market Series, 2.63%(d)(e)(f)	15,327,800
25,126,112	Fidelity Institutional Money Market Prime Portfolio, 2.45%(d)	25,126,112

	Total Money Market Funds	40,453,912

Principal Amount

	U.S. Government and Agency Discount Notes—0.8%
$8,300,000	Federal Home Loan Bank Discount Note, 1.82%, 08/01/08(g)	8,300,000

	Total Short-Term Securities (Cost—$48,753,912)—4.6%	48,753,912

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.2%
150	Alcoa, Inc., strike price $40, expires 11/03/08	17,787
10,000	Allegheny Technologies, Inc., strike price $100, expires 11/21/08	270
78,000	BHP Billiton Plc, strike price 19.97 GBP, expires 11/07/08	106,652
15,000	Carpenter Technology Corp., strike price $70, expires 11/21/08	1,266
20,000	Cia de Minas Buenaventura S.A.(ADR), strike price $95, expires 11/21/08	886
1,000	Cia Vale do Rio Doce (ADR), strike price $36, expires 12/22/08	16,500
100,000	Cia Vale do Rio Doce (ADR), strike price $42, expires 11/21/08	30,640
250	Dow Chemical Co. (The), strike price $45, expires 01/19/09	3,750
350	Marathon Oil Corp., strike price $62.50, expires 11/03/08	19,642
30,000	Massey Energy Co., strike price $60.12, expires 11/03/08	570,405
30,000	Peabody Energy Corp., strike price $59.45, expires 11/03/08	382,089
100	Peabody Energy Corp., strike price $65, expires 09/22/08	74,000
22,500	Rio Tinto Plc, strike price 65 GBP, expires 11/07/08	56,162
300	Rohm & Haas Co., strike price $50, expires 08/18/08	760,500
108	Southern Copper Corp., strike price $160, expires 12/22/08	2,160

Contracts	Options Purchased	Value

	Outstanding Call Options Purchased— (cont’d)
150	Valero Energy Corp., strike price $55, expires 12/22/08	$4,950

	Total Outstanding Call Options Purchased	2,047,659

	Outstanding Put Options Purchased—0.0%
20	Exterran Holdings, Inc., strike price $60, expires 11/24/08	13,700
120	Mosaic Co. (The), strike price $145, expires 08/18/08	229,200
100	Peabody Energy Corp., strike price $50, expires 01/19/09	34,500
300	Schlumberger Ltd., strike price $80, expires 11/24/08	58,500

	Total Outstanding Put Options Purchased	335,900

	Total Outstanding Options Purchased (Cost—$3,184,867)—0.2%	2,383,559

	Total Investments Before Outstanding Options Written
	(Cost—$857,936,552*)—100.6%	1,085,245,414

	Options Written

	Outstanding Call Options Written—(1.2)%
(92,000)	African Rainbow Minerals Ltd., strike price 301.39 ZAR, expires 09/03/08	(14,269)
(50,000)	Agnico-Eagle Mines Ltd., strike price $85, expires 11/21/08	(33,250)
(21,500)	Agrium, Inc., strike price $90, expires 11/07/08	(214,918)
(15,000)	Air Products & Chemicals, Inc., strike price $101, expires 11/21/08	(56,870)
(150)	Air Products & Chemicals, Inc., strike price $105, expires 09/22/08	(15,375)
(15,000)	Air Products & Chemicals, Inc., strike price $106, expires 11/21/08	(30,765)
(300)	Alcoa, Inc., strike price $45, expires 11/03/08	(14,439)
(25,000)	Alcoa, Inc., strike price $45, expires 11/17/08	(15,232)
(16,500)	Alcoa, Inc., strike price $45.05, expires 11/21/08	(14,424)
(10,000)	Allegheny Technologies, Inc., strike price $101, expires 11/21/08	(243)
(640,000)	Alumina Ltd., strike price 5.80 AUD, expires 11/05/08	(112,735)
(37,000)	Anglo American Plc, strike price 35.77 GBP, expires 09/03/08	(5,687)
(20,000)	Anglo American Plc, strike price 37.29 GBP, expires 11/04/08	(16,690)
(15,000)	Anglo Platinum Ltd., strike price 1,360.12 ZAR, expires 09/03/08	(410)
(200)	Apache Corp., strike price $155.25, expires 11/17/08	(38,112)
(17,500)	Arch Coal, Inc., strike price $70, expires 11/03/08	(47,072)
(35,000)	Arch Coal, Inc., strike price $75.05, expires 12/19/08	(110,583)
(200)	Barrick Gold Corp., strike price $47.50, expires 08/18/08	(5,000)
(15,000)	Barrick Gold Corp., strike price $51, expires 11/21/08	(23,497)
(10,000)	BG Group Plc, strike price 13.05 GBP, expires 11/21/08	(8,106)
(114,000)	BG Group Plc, strike price 14.12 GBP, expires 11/04/08	(35,871)
(153,000)	BHP Billiton Plc, strike price 19.81 GBP, expires 09/03/08	(59,241)
(156,000)	BHP Billiton Plc, strike price 21.97 GBP, expires 11/07/08	(110,337)
(20,000)	Bill Barrett Corp., strike price $55, expires 11/21/08	(22,000)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(25,000)	Cameron Intl. Corp., strike price $51, expires 11/21/08	$(96,473)
(10,000)	Cameron Intl. Corp., strike price $56, expires 11/21/08	(22,942)
(150)	Cameron Intl. Corp., strike price $60, expires 11/24/08	(22,125)
(12,500)	Canadian Natural Resources Ltd., strike price $100, expires 11/20/08	(30,974)
(100)	Canadian Natural Resources Ltd., strike price $85, expires 08/18/08	(15,000)
(15,000)	Canadian Natural Resources Ltd., strike price $95, expires 11/20/08	(50,363)
(7,500)	Carpenter Technology Corp., strike price $70.05, expires 11/21/08	(629)
(7,500)	Carpenter Technology Corp., strike price $71, expires 11/21/08	(552)
(450)	Caterpillar, Inc., strike price $85, expires 08/18/08	(675)
(585)	Caterpillar, Inc., strike price $85, expires 11/24/08	(45,630)
(20,000)	Celanese Corp., Series A, strike price $45.25, expires 11/21/08	(26,106)
(185)	Celanese Corp., Series A, strike price $50, expires 11/03/08	(7,359)
(100)	Celanese Corp., Series A, strike price $55, expires 12/22/08	(3,250)
(20,000)	Chesapeake Energy Corp., strike price $66, expires 11/20/08	(39,174)
(50,000)	Chesapeake Energy Corp., strike price $68, expires 11/03/08	(65,595)
(100)	Chesapeake Energy Corp., strike price $70, expires 01/19/09	(22,750)
(20,000)	Cia de Minas Buenaventura S.A. (ADR), strike price $96, expires 11/21/08	(792)
(2,000)	Cia Vale do Rio Doce (ADR), strike price $41, expires 12/22/08	(121,000)
(1,000)	Cia Vale do Rio Doce (ADR), strike price $42.50, expires 01/19/09	(68,500)
(100,000)	Cia Vale do Rio Doce (ADR), strike price $42.75, expires 11/21/08	(26,180)
(500)	Compton Petroleum Corp., strike price 13 CAD, expires 09/22/08	(6,348)
(62,500)	Compton Petroleum Corp., strike price 13.50 CAD, expires 11/07/08	(11,255)
(100)	ConocoPhillips, strike price $95, expires 08/18/08	(400)
(100)	ConocoPhillips, strike price $95, expires 11/24/08	(16,850)
(100)	Consol Energy, Inc., strike price $120, expires 01/19/09	(35,000)
(25,000)	Consol Energy, Inc., strike price $90, expires 11/20/08	(153,085)
(265)	Consol Energy, Inc., strike price $95, expires 08/18/08	(10,600)
(10,000)	Core Laboratories N.V., strike price $136, expires 11/21/08	(92,028)
(200)	Core Laboratories N.V., strike price $140, expires 08/18/08	(28,000)
(55)	Core Laboratories N.V., strike price $150, expires 09/22/08	(11,137)
(20,000)	Deere & Co., strike price $96, expires 11/21/08	(9,746)
(100)	Denbury Resources, Inc., strike price $35, expires 09/22/08	(6,250)
(20,000)	Denbury Resources, Inc., strike price $35.05, expires 11/21/08	(33,396)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(20,000)	Denbury Resources, Inc., strike price $40.05, expires 11/21/08	$(16,644)
(200)	Denbury Resources, Inc., strike price $45, expires 12/22/08	(13,000)
(10,000)	Devon Energy Corp., strike price $116, expires 11/21/08	(38,848)
(250)	Dow Chemical Co. (The), strike price $45, expires 12/22/08	(2,500)
(300)	E.I. du Pont de Nemours & Co., strike price $47.50, expires 09/22/08	(11,250)
(500)	E.I. du Pont de Nemours & Co., strike price $47.50, expires 10/20/08	(37,500)
(50,000)	E.I. du Pont de Nemours & Co., strike price $50.05, expires 11/21/08	(24,825)
(25,000)	E.I. du Pont de Nemours & Co., strike price $53, expires 11/21/08	(4,622)
(250)	E.I. du Pont de Nemours & Co., strike price $55, expires 01/19/09	(8,125)
(10,000)	EnCana Corp., strike price $85, expires 11/20/08	(26,103)
(400)	EnCana Corp., strike price $90, expires 09/22/08	(20,000)
(12,000)	EnCana Corp., strike price $90, expires 11/20/08	(20,858)
(10,000)	ENSCO Intl., Inc., strike price $66, expires 11/21/08	(89,920)
(100)	ENSCO Intl., Inc., strike price $90, expires 12/22/08	(15,250)
(12,500)	EOG Resources, Inc., strike price $150.05, expires 11/21/08	(8,482)
(12,500)	EOG Resources, Inc., strike price $155.05, expires 11/21/08	(6,404)
(15,000)	Equitable Resources, Inc., strike price $66, expires 11/21/08	(12,229)
(12,500)	Equitable Resources, Inc., strike price $67, expires 11/21/08	(8,877)
(10,000)	Equitable Resources, Inc., strike price $71, expires 11/21/08	(3,884)
(6,700)	Eramet, strike price 602.03 EUR, expires 09/03/08	(12,320)
(100)	Exterran Holdings, Inc., strike price $75, expires 08/18/08	(500)
(100)	Exterran Holdings, Inc., strike price $80, expires 11/24/08	(3,750)
(42,000)	FMC Technologies, Inc., strike price $71, expires 11/21/08	(139,583)
(200)	Forest Oil Corp., strike price $70, expires 09/22/08	(25,500)
(25,000)	Forest Oil Corp., strike price $76, expires 11/20/08	(49,428)
(150)	Freeport-McMoRan Copper & Gold, Inc., strike price $115, expires 11/24/08	(87,750)
(70)	Freeport-McMoRan Copper & Gold, Inc., strike price $120, expires 09/22/08	(11,830)
(10,000)	Freeport-McMoRan Copper & Gold, Inc., strike price $130.05, expires 12/19/08	(32,308)
(150,000)	Fresnillo Plc, strike price 4.65 GBP, expires 10/14/08	(6,957)
(75,000)	Galleon Energy, Inc., strike price 19.05 CAD, expires 11/21/08	(63,277)
(460)	Galleon Energy, Inc., strike price 20 CAD, expires 11/24/08	(30,324)
(350)	Goldcorp, Inc., strike price $49, expires 11/07/08	(33,638)
(46,000)	Goldcorp, Inc., strike price $50.50, expires 11/03/08	(33,700)
(300)	Guaranty Financial Group, Inc., strike price $5, expires 08/18/08	(3,750)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(250)	Harry Winston Diamond Corp., strike price 28 CAD, expires 08/18/08	$(1,953)
(450)	Harry Winston Diamond Corp., strike price 29 CAD, expires 08/18/08	(3,516)
(414)	Helix Energy Solutions Group, Inc., strike price $40, expires 12/22/08	(46,575)
(100)	Helix Energy Solutions Group, Inc., strike price $45, expires 09/22/08	(1,000)
(25,000)	Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(190,853)
(58,800)	Helmerich & Payne, Inc., strike price $60.05, expires 12/19/08	(428,770)
(475)	Helmerich & Payne, Inc., strike price $70, expires 08/18/08	(9,500)
(30,000)	Helmerich & Payne, Inc., strike price $77.50, expires 11/03/08	(36,939)
(100)	Hess Corp., strike price $115, expires 08/18/08	(7,500)
(200)	Hess Corp., strike price $115, expires 11/24/08	(149,000)
(20,000)	Hess Corp., strike price $125, expires 11/20/08	(90,058)
(185,000)	Impala Platinum Holdings Ltd., strike price 305.21 ZAR, expires 09/03/08	(20,682)
(180,000)	Industrias Penoles SA de CV, strike price 293 MXN, expires 08/12/08	(16,310)
(1,000)	Intl. Paper Co., strike price $27.50, expires 09/22/08	(150,000)
(500)	Intl. Paper Co., strike price $27.50, expires 10/20/08	(95,000)
(516,500)	Jiangxi Copper Co. Ltd., strike price 20.64 HKD, expires 11/05/08	(3,244)
(22,000)	Kazakhmys Plc, strike price 15.38 GBP, expires 09/29/08	(45,247)
(39,000)	Kazakhmys Plc, strike price 15.66 GBP, expires 09/03/08	(50,813)
(22,000)	Kazakhmys Plc, strike price 21.05 GBP, expires 11/07/08	(13,500)
(448,000)	Lihir Gold Ltd., strike price 3.50 AUD, expires 11/05/08	(39,409)
(350)	Marathon Oil Corp., strike price $63, expires 11/03/08	(18,070)
(60,000)	Massey Energy Co., strike price $75, expires 11/04/08	(650,904)
(100,000)	MeadWestvaco Corp., strike price $32.55, expires 11/21/08	(30,070)
(35)	Mosaic Co. (The), strike price $150, expires 09/22/08	(15,925)
(10,000)	Murphy Oil Corp., strike price $90.50, expires 11/07/08	(34,473)
(10,000)	Murphy Oil Corp., strike price $91, expires 11/21/08	(37,777)
(100)	Nabors Industries Ltd., strike price $47.50, expires 12/22/08	(10,250)
(100)	Nabors Industries Ltd., strike price $50, expires 12/22/08	(7,500)
(10,000)	Newfield Exploration Co., strike price $61, expires 11/21/08	(20,181)
(22,500)	Newfield Exploration Co., strike price $66, expires 11/21/08	(27,623)
(21,000)	Newmont Mining Corp., strike price $56.94, expires 11/21/08	(31,114)
(75)	Nexen, Inc., strike price 36 CAD, expires 09/22/08	(6,592)
(250)	Nexen, Inc., strike price 39 CAD, expires 11/24/08	(30,519)
(250)	Nexen, Inc., strike price 40 CAD, expires 11/24/08	(26,246)
(16,000)	Noble Corp., strike price $57.55, expires 11/21/08	(47,357)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(100)	Noble Corp., strike price $65, expires 09/22/08	$(3,500)
(160)	Noble Corp., strike price $70, expires 12/22/08	(19,200)
(125)	Occidental Petroleum Corp., strike price $87, expires 11/03/08	(49,135)
(12,500)	Occidental Petroleum Corp., strike price $88, expires 11/21/08	(53,088)
(100)	Occidental Petroleum Corp., strike price $90, expires 11/24/08	(39,000)
(175)	Oceaneering Intl., Inc., strike price $80, expires 09/22/08	(7,437)
(250)	Olin Corp., strike price $22.50, expires 11/24/08	(188,750)
(250)	Olin Corp., strike price $25, expires 08/18/08	(118,750)
(500)	Olin Corp., strike price $25, expires 11/24/08	(282,500)
(723,000)	OZ Minerals Ltd., strike price 3.40 AUD, expires 11/05/08	(2,961)
(957,930)	OZ Minerals Ltd., strike price 3.57 AUD, expires 11/05/08	(2,075)
(5,000)	Patriot Coal Corp., strike price $42.50, expires 11/03/08	(225,935)
(60,000)	Peabody Energy Corp., strike price $68.37, expires 11/03/08	(481,524)
(200)	Peabody Energy Corp., strike price $75, expires 09/22/08	(68,000)
(25,000)	Peabody Energy Corp., strike price $75, expires 11/20/08	(157,985)
(75,000)	Petrofac Ltd., strike price 6.79 GBP, expires 09/03/08	(23,979)
(300)	Petroleo Brasileiro S.A. (ADR), strike price $67.50, expires 10/20/08	(35,250)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(34,050)
(100)	Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(28,000)
(20,000)	Plains Exploration & Production Co., strike price $61, expires 11/21/08	(119,776)
(10,000)	Plains Exploration & Production Co., strike price $66, expires 11/21/08	(43,260)
(100)	Plains Exploration & Production Co., strike price $70, expires 09/22/08	(12,250)
(100)	Plains Exploration & Production Co., strike price $85, expires 11/24/08	(10,000)
(17,500)	Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(668,528)
(46)	Potash Corp. of Saskatchewan, strike price $250, expires 09/22/08	(19,320)
(50)	Praxair, Inc., strike price $100, expires 01/19/09	(25,750)
(20,000)	Praxair, Inc., strike price $95, expires 11/03/08	(103,944)
(25,000)	Praxair, Inc., strike price $96, expires 11/21/08	(132,618)
(20,000)	Pride Intl., Inc., strike price $45.05, expires 11/21/08	(36,386)
(13,400)	Pride Intl., Inc., strike price $46.50, expires 11/05/08	(16,348)
(25,000)	Questar Corp., strike price $61, expires 11/07/08	(41,500)
(25,000)	Questar Corp., strike price $61, expires 11/21/08	(47,938)
(25,000)	Quicksilver Resources, Inc., strike price $39, expires 11/21/08	(21,467)
(25,000)	Quicksilver Resources, Inc., strike price $43, expires 11/21/08	(16,872)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(285)	Quicksilver Resources, Inc., strike price $45, expires 08/18/08	$(1,425)
(100)	Range Resources Corp., strike price $65, expires 08/18/08	(1,000)
(100)	Range Resources Corp., strike price $70, expires 01/19/09	(24,500)
(42,800)	Range Resources Corp., strike price $71, expires 11/21/08	(53,967)
(55,000)	Rio Tinto Plc, strike price 71.50 GBP, expires 11/07/08	(54,730)
(64,000)	Rio Tinto Plc, strike price 73.90 GBP, expires 11/04/08	(42,120)
(300)	Rohm & Haas Co., strike price $50, expires 08/25/08	(767,760)
(20,000)	Rohm & Haas Co., strike price $60, expires 11/21/08	(302,504)
(20,000)	Rohm & Haas Co., strike price $62.55, expires 11/21/08	(255,022)
(15,000)	Rowan Cos., Inc., strike price $50, expires 11/20/08	(17,643)
(300)	Rowan Cos., Inc., strike price $52.50, expires 08/18/08	(3,000)
(100)	Schlumberger Ltd., strike price $110, expires 09/22/08	(28,250)
(20,000)	Schlumberger Ltd., strike price $111.75, expires 12/19/08	(122,662)
(200)	Schlumberger Ltd., strike price $95, expires 11/24/08	(263,000)
(50,000)	SeaDrill Ltd., strike price 171.41 NOK, expires 08/20/08	(8,955)
(20,000)	Smith Intl., Inc., strike price $77.50, expires 11/21/08	(118,088)
(33,900)	Southern Copper Corp., strike price $145.05, expires 11/21/08	(776)
(20,000)	Southwestern Energy Co., strike price $40, expires 11/05/08	(73,688)
(6,000)	Southwestern Energy Co., strike price $41, expires 11/21/08	(20,334)
(400)	Southwestern Energy Co., strike price $45, expires 11/17/08	(86,200)
(60)	Southwestern Energy Co., strike price $50, expires 12/22/08	(11,400)
(40,000)	StatoilHydro ASA, strike price 200 NOK, expires 11/04/08	(21,096)
(265,500)	Straits Resources Ltd., strike price 8.26 AUD, expires 11/05/08	(23,179)
(25,000)	Suncor Energy, Inc., strike price $110.05, expires 11/21/08	(140,173)
(1,000)	Teck Cominco Ltd., Class B, strike price 51 CAD, expires 11/24/08	(299,819)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/22/08	(79,838)
(350)	Temple-Inland, Inc., strike price $15, expires 09/22/08	(71,750)
(500)	Temple-Inland, Inc., strike price $17.50, expires 08/18/08	(17,500)
(350)	Temple-Inland, Inc., strike price $17.50, expires 09/22/08	(30,625)
(200)	Trican Well Service Ltd., strike price 26 CAD, expires 08/18/08	(2,637)
(300)	Trican Well Service Ltd., strike price 26 CAD, expires 11/24/08	(41,750)
(350)	TriStar Oil & Gas Ltd., strike price 21 CAD, expires 09/22/08	(14,527)
(250)	TriStar Oil & Gas Ltd., strike price 22 CAD, expires 08/18/08	(2,808)
(20,000)	TXCO Resources, Inc., strike price $16, expires 11/21/08	(2,250)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(25,000)	Unit Corp., strike price $70.05, expires 11/21/08	$(152,333)
(250)	Unit Corp., strike price $80, expires 12/22/08	(88,750)
(150)	Valero Energy Corp., strike price $60, expires 12/22/08	(2,700)
(143,000)	Vedanta Resources Plc, strike price 21.98 GBP, expires 09/03/08	(89,566)
(100,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $32.55, expires 11/21/08	(32,670)
(250)	Votorantim Celulose e Papel S.A. (ADR), strike price $35.25, expires 11/17/08	(3,607)
(30,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $35.50, expires 12/19/08	(7,437)
(30,000)	Warren Resources, Inc., strike price $15, expires 11/21/08	(13,788)
(33,250)	Warren Resources, Inc., strike price $15.50, expires 11/21/08	(12,725)
(250)	Weatherford Intl. Ltd., strike price $42.50, expires 11/24/08	(59,375)
(50,000)	Weatherford Intl. Ltd., strike price $81, expires 11/21/08	(152,870)
(25,000)	Weatherford Intl. Ltd., strike price $90.50, expires 11/21/08	(38,817)
(525)	Weyerhauser Co., strike price $55, expires 08/18/08	(76,125)
(500)	Weyerhauser Co., strike price $55, expires 09/22/08	(135,000)
(10,000)	Whiting Petroleum Corp., strike price $105, expires 11/03/08	(76,317)
(100,000)	Xstrata Plc, strike price 40.93 GBP, expires 09/03/08	(102,850)
(35,000)	Xstrata Plc, strike price 42.88 GBP, expires 11/07/08	(93,230)
(58,500)	XTO Energy, Inc., strike price $72.50, expires 11/03/08	(12,694)
(1,300,000)	Zijin Mining Group Co. Ltd., strike price 8.53 HKD, expires 11/05/08	(15,158)

	Total Outstanding Call Options Written	(12,691,760)

	Outstanding Put Options Written—(0.1)%
(50)	Air Products & Chemicals, Inc., strike price $95, expires 08/18/08	(11,625)
(100)	Bill Barrett Corp., strike price $40, expires 08/18/08	(14,500)
(375)	Bill Barrett Corp., strike price $45, expires 08/18/08	(159,375)
(100)	Chesapeake Energy Corp., strike price $45, expires 08/18/08	(9,500)
(200)	Cleveland-Cliffs, Inc., strike price $95, expires 08/18/08	(43,000)
(100)	ConocoPhillips, strike price $80, expires 08/18/08	(15,450)
(250)	Deere & Co., strike price $76, expires 11/03/08	(227,558)
(150)	Denbury Resources, Inc., strike price $25, expires 08/18/08	(6,750)
(20)	Exterran Holdings, Inc., strike price $55, expires 11/24/08	(8,500)
(240)	Mosaic Co. (The), strike price $130, expires 08/18/08	(190,800)
(100)	Nabors Industries Ltd., strike price $37.50, expires 12/22/08	(42,000)
(100)	Peabody Energy Corp., strike price $45, expires 01/19/09	(21,750)
(75,000)	Petrofac Ltd., strike price 6.14 GBP, expires 09/03/08	(23,905)
(50)	Potash Corp. of Saskatchewan, strike price $195, expires 08/18/08	(25,250)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Put Options Written— (cont’d)
(15,000)	Rowan Cos., Inc., strike price $40, expires 11/20/08	$(63,997)
(300)	Schlumberger Ltd., strike price $75, expires 11/24/08	(36,000)
(37,000)	SeaDrill Ltd., strike price 155.09 NOK, expires 08/21/08	(62,341)
(350)	Temple-Inland, Inc., strike price $12.50, expires 09/22/08	(7,000)

	Total Outstanding Put Options Written	(969,301)

	Total Outstanding Options Written
	(Premium Received—($27,769,122)—(1.3)%	(13,661,061)

	Total Investments Net of Outstanding Options Written—99.3%	1,071,584,353

	Other Assets in Excess of Liabilities—0.7%	7,784,412

	Net Assets—100.0%	$1,079,368,765

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$858,899,911

Gross unrealized appreciation	$279,890,966
Gross unrealized depreciation	(53,545,463)

Net unrealized appreciation	$226,345,503

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	15,327,800	$ 59,860

(f)	Security purchased with the cash proceeds from securities loans.

(g)	Rate shown is the yield to maturity as of the date of purchase.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
ZAR	—	South African Rand

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: September 19, 2008